Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity

Note 21. Equity

(a)	Ordinary Shares

The Company’s authorized ordinary shares, with par value of $0.3 per share, were 1,000,000,000 shares at December 31, 2019 and 2020.

The Company’s issued and fully paid ordinary shares, with par value of $0.3 per share, were 356,699,482 shares at December 31, 2019 and 2020. The outstanding ordinary shares were 344,368,062 shares and 347,534,102 shares at December 31, 2019 and 2020, respectively. 12,331,420 treasury shares and 9,165,380 treasury shares were held by the Company as of December 31, 2019 and 2020, respectively.

The Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009.

(b)	Additional Paid-in Capital

Balance of additional paid-in capital as of December 31, 2019 and 2020 were as follows:

	December 31,	December 31,
	2019	2020
	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	5,025	6,422
From share-based compensation	6,634	7,389
From share of changes in equities of associates	150	141
	$105,150	107,293

(c)Earnings distribution

As a holding company, the major asset of the Company is the 100% ownership interest in Himax Taiwan. Dividends received from the Company’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law. The ability of the Company’s subsidiaries to pay dividends, repay intercompany loans from the Company or make other distributions to the Company may be restricted by the availability of funds, the terms of various credit arrangements entered into by the Company’s subsidiaries, as well as statutory and other legal restrictions. The Company’s subsidiaries in Taiwan are generally not permitted to distribute dividends or to make any other distributions to shareholders for any year in which it did not have either earnings or retained earnings (excluding reserve). In addition, before distributing a dividend to shareholders following the end of a fiscal year, a Taiwan company must recover any past losses, pay all outstanding taxes and set aside 10% of its annual net income (less prior years’ losses and outstanding taxes) as a legal reserve until the accumulated legal reserve equals its paid-in capital, and may set aside a special reserve.

The accumulated legal and special reserve provided by Himax Taiwan as of December 31, 2019 and 2020 amounted to $79,931 thousand and $79,931 thousand, respectively.

(d)	Accumulated other comprehensive income

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income
	(in thousands)
Beginning balance, January 1, 2018	$583	(37)	(992)	(446)
Exchange differences arising on translation of foreign operations	(334)	-	-	(334)
Changes in fair value of financial assets	-	(869)	-	(869)
Remeasurement of defined benefit pension plans	-	-	1,100	1,100
Ending balance, December 31, 2018	249	(906)	108	(549)
Exchange differences arising on translation of foreign operations	(545)	-	-	(545)
Changes in fair value of financial assets	-	(30)	-	(30)
Remeasurement of defined benefit pension plans	-	-	172	172
Ending balance, December 31, 2019	(296)	(936)	280	(952)
Exchange differences arising on translation of foreign operations	512	-	-	512
Changes in fair value of financial assets	-	67	-	67
Remeasurement of defined benefit pension plans	-	-	(175)	(175)
Ending balance, December 31, 2020	$216	(869)	105	(548)

(e)Noncontrolling interest

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Balance at the beginning of year	$(1,735)	(4,261)	(1,743)
Equity attributable to non-controlling interests
Loss for the year	(2,543)	(2,570)	(1,974)
Transfer of financial liability to noncontrolling interests	-	5,071	-
Changes in fair value of financial assets	(26)	(5)	(2)
Remeasurement of defined benefit pension plans	33	17	(1)
Share-based compensation expenses	22	5	8
New shares issued by subsidiaries	(10)	-	8,695
Exchange differences arising on translation of foreign operations	(2)	-	44
Declaration of cash dividends	-	-	(4)
Balance at the end of year	$(4,261)	(1,743)	5,023